Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
GP units issued	2,135,930		1,839,613
General partner units outstanding	2,135,930		1,839,613
Accounts receivable, net	$ 50,233	[1],[2]	$ 90,328	[1],[2]
Other current assets	6,998	[1],[3]	7,186	[1],[3]
Accounts and natural gas imbalance payables	25,154	[1],[4]	26,600	[1],[4]
Accrued liabilities	147,651	[1],[5]	92,037	[1],[5]
Affiliated Entity Member
Accounts receivable, net	19,100
Other current assets	400		500
Accounts and natural gas imbalance payables	2,500		5,900
Accrued liabilities	$ 100		$ 300
Common [Member]
Common units issued	104,660,553		90,140,999
Units outstanding	104,660,553		90,140,999

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $19.1 million and zero as of December 31, 2012 and 2011, respectively.
[3]	Other current assets includes natural gas imbalance receivables from affiliates of $0.4 million and $0.5 million as of December 31, 2012 and 2011, respectively.
[4]	Accounts and natural gas imbalance payables includes amounts payable to affiliates of $2.5 million and $5.9 million as of December 31, 2012 and 2011, respectively.
[5]	Accrued liabilities include amounts payable to affiliates of $0.1 million and $0.3 million as of December 31, 2012 and 2011, respectively.